Financing receivables	12 Months Ended
Mar. 31, 2020
Financing Receivables [Abstract]
Financing receivables
7. Financing receivables:
In the normal course of business, Nomura extends financing to clients primarily in the form of loans and collateralized agreements such as reverse repurchase agreements and securities borrowing transactions. These financing receivables are recognized as assets on Nomura’s consolidated balance sheets and provide a contractual right to receive money either on demand or on future fixed or determinable dates.
Collateralized agreements
Collateralized agreements
consist of reverse repurchase agreements reported as
Securities purchased under agreements to resell
and securities borrowing transactions reported as
Securities borrowed
in the consolidated balance sheets, including those executed under Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers, or borrowing these securities with cash collateral. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Reverse repurchase agreements are generally recognized in the consolidated balance sheets at the amount for which the securities were originally acquired with applicable accrued interest. Securities borrowing transactions are generally recognized in the consolidated balance sheets at the amount of cash collateral advanced. No allowance for credit losses is generally recognized against these transactions due to the strict collateralization requirements.
Loans receivable
The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.
Loans at banks include both retail and commercial secured and unsecured loans extended by licensed banking entities within Nomura such as The Nomura Trust & Banking Co., Ltd. and Nomura Bank International plc. For both retail and commercial loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. Loans at banks also include unsecured commercial loans provided to investment banking clients for relationship purposes. Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.
Short-term secured margin loans are loans provided to clients in connection with securities brokerage business. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value
(“LTV”) ratio. For these reasons, the risk to Nomura of providing these loans is limited.
Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day
financings are traded through money market dealers. The risk to Nomura of making these loans is not significant as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.
Corporate loans are primarily commercial loans provided to corporate clients extended by non-licensed
banking entities within Nomura. Corporate loans include loans secured by real estate or securities, as well as unsecured commercial loans provided to investment banking clients for relationship purposes. The risk to Nomura of making these loans is similar to those risks arising from commercial loans reported in loans at banks.
The following tables present a summary of loans receivable reported within
Loans receivable
or
Investments in and advances to affiliated companies
in the consolidated balance sheets as of March 31, 2019, and 2020 by portfolio segment.

	Millions of yen
	March 31, 2019
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥565,603	¥—	¥565,603
Short-term secured margin loans	334,389	5,088	339,477
Inter-bank money market loans	1,699	—	1,699
Corporate loans	977,942	659,497	1,637,439

Total loans receivable	¥1,879,633	¥664,585	¥2,544,218

Total	¥1,879,633	¥664,585	¥2,544,218

	Millions of yen
	March 31, 2020
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥521,715	¥—	¥521,715
Short-term secured margin loans	296,833	8,905	305,738
Inter-bank money market loans	865	—	865
Corporate loans	1,232,851	796,236	2,029,087

Total loans receivable	¥2,052,264	¥805,141	¥2,857,405

Total	¥2,052,264	¥805,141	¥2,857,405

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.
There were no significant purchases nor sales of loans receivable during the year ended March 31, 2019. During the same period, there were no significant reclassifications of loans receivable to trading assets.
There were no significant purchases nor sales of loans receivable during the year ended March 31, 2020. During the same period, there were no significant reclassifications of loans receivable to trading assets.
Allowance for credit losses
Management establishes an allowance for credit losses against loans carried at amortized cost which reflects management’s best estimate of probable losses incurred. The allowance for credit losses against loans, which is reported in the consolidated balance sheets within
Allowance for doubtful accounts
, comprises two components:
•	A specific component for loans which have been individually evaluated for impairment; and
•	A general component for loans which, while not individually evaluated for impairment, have been collectively evaluated for impairment based on historical loss experience.
The specific component of the allowance reflects probable losses incurred within loans which have been individually evaluated for impairment. A loan is defined as being impaired when, based on current information and events, it is probable that all amounts according to the contractual terms of the loan agreement will not be collected. Factors considered by management in determining impairment include an assessment of the ability of borrowers to pay by considering various factors such as the nature of the loan, prior credit loss experience, current economic conditions, the current financial situation of the borrower and the fair value of any underlying collateral. Loans that experience insignificant payment delays or insignificant payment shortfalls are not classified as impaired. Impairment is measured on a loan by loan basis by adjusting the carrying value of the loan to either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.
The general component of the allowance is for loans not individually evaluated for impairment and includes judgment about collectability based on available information at the balance sheet date and the uncertainties inherent in those underlying assumptions. The allowance is based on historical loss experience adjusted for qualitative factors such as current economic conditions.
As a result of the COVID-19 pandemic, determination of whether certain loans were impaired as of March 31, 2020 was increasingly judgmental when compared to prior years. When applying the factors discussed above to make this determination, additional consideration was given to how the COVID-19 pandemic would affect a borrower’s ability both to pay in the short-term while governments imposed lockdowns and similar restrictions on trading, and in the longer-term once the restrictions were lifted and economies were expected to improve. Various assumptions were made around the length and severity of the impact of the pandemic and the ability and timing of borrowers to recover.
As of April 1, 2020 Nomura will adopt new guidance for determination of allowances for credit losses defined by ASC 326 “
Financial Instruments—Credit Losses
” (“ASC 326”) which requires recognition of allowances for current expected credit losses rather than incurred losses. Specific determination of whether a loan is impaired to trigger recognition of an allowance for credit losses will no longer be required but the same factors will still be used to determine the appropriate allowance as required under the new guidance. See Note 1 “Summary accounting policies—Future accounting developments” in these consolidated financial statements for further guidance on the expected impact of ASC 326 on Nomura.
Loans are
charged-off
when Nomura determines that the loans are uncollectible. This determination is based on factors such as the occurrence of significant changes in the borrower’s financial position such that the borrower can no longer pay the obligation or that the proceeds from collateral will not be sufficient to pay the loans.
The following tables present changes in the total allowance for credit losses for the years ended March 31, 2018, 2019 and 2020. The allowance for credit losses increased as of March 31, 2020 when compared to March 31, 2019 primarily as a result of specific impairments identified in March 2020 as a result of the
COVID-19
pandemic.

	Millions of yen
	Year ended March 31, 2018
	Allowance for credit losses against loans				Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥968	¥—	¥473	¥1,441	¥2,110	¥3,551
Provision for credit losses	172	—	(26)	146	24	170
Charge-offs	0	—	—	0	—	0
Other (1)	—	—	(30)	(30)	(177)	(207)

Ending balance	¥1,140	¥—	¥417	¥1,557	¥1,957	¥3,514

	Millions of yen
	Year ended March 31, 2019
	Allowance for credit losses against loans				Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,140	¥—	¥417	¥1,557	¥1,957	¥3,514
Provision for credit
losses	7	364	434	805	30	835
Charge-offs	(95)	—	(0)	(95)	(102)	(197)
Other (1)	—	6	17	23	(6)	17

Ending balance	¥1,052	¥370	¥868	¥2,290	¥1,879	¥4,169

	Millions of yen
	Year ended March 31, 2020
	Allowance for credit losses against loans				Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,052	¥370	¥868	¥2,290	¥1,879	¥4,169
Provision for credit
losses	512	—	7,125	7,637	1,451	9,088
Charge-offs	—	—	—	—	(162)	(162)
Other (1)	—	(18)	(49)	(67)	(16)	(83)

Ending balance	¥1,564	¥352	¥7,944	¥9,860	¥3,152	¥13,012

(1)	Includes the effect of foreign exchange movements.

The following tables present the allowance for credit losses against loans and loans by impairment methodology and type of loans as of March 31, 2019 and 2020.

	Millions of yen
	March 31, 2019
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥370	¥—	¥868	¥1,238
Evaluated collectively	1,052	—	—	—	1,052

Total allowance for credit losses	¥1,052	¥370	¥—	¥868	¥2,290

Loans by impairment methodology
Evaluated individually	¥2,792	¥166,148	¥1,699	¥976,096	¥1,146,735
Evaluated collectively	562,811	168,241	—	1,846	732,898

Total loans	¥565,603	¥334,389	¥1,699	¥977,942	¥1,879,633

	Millions of yen
	March 31, 2020
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥352	¥—	¥7,944	¥8,296
Evaluated collectively	1,564	—	—	—	1,564

Total allowance for credit losses	¥1,564	¥352	¥—	¥7,944	¥9,860

Loans by impairment methodology
Evaluated individually	¥3,120	¥147,364	¥865	¥1,232,681	¥1,384,030
Evaluated collectively	518,595	149,469	—	170	668,234

Total loans	¥521,715	¥296,833	¥865	¥1,232,851	¥2,052,264

Loan impairment and troubled debt restructurings
In the ordinary course of business, Nomura may choose to modify a loan classified as held for investment either because of financial difficulties of the borrower, or simply as a result of market conditions or relationship reasons. TDR occurs when Nomura as lender, for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that Nomura would not otherwise consider.
Any loan being modified under a TDR will generally already be identified as impaired with an applicable allowance for credit losses recognized. If not (for example if the loan is collectively assessed for impairment with other loans), the modification of the loan under a TDR will immediately result in the loan as being classified as impaired. An impairment loss for a loan modification under a TDR which only involves modification of the loan’s terms (rather than receipt of assets in full or partial settlement) is calculated in the same way as any other impaired loan. Assets received in full or partial satisfaction of a loan in a TDR are recognized at fair value.
As of March 31, 2020 and since such date, discussions continue with various borrowers to modify the existing contractual terms of certain loans. These modifications where the borrower is deemed to be in financial difficulty and Nomura has, or expects to, grant a financial concession would typically be accounted for as a TDR and the loan classified as impaired. However, consistent with guidance issued by US banking regulators in March 2020 as a result of the COVID-19 pandemic, modifications which meet the above criteria have not been accounted for TDRs nor the loan classified as impaired as of March 31, 2020 provided the borrower was current with payments prior to the COVID-19 pandemic, the nature of the concession is short-term and only permits a payment delay, waiver of fees or extension of repayment terms.
As of March 31, 2019, the amount of loans which were classified as impaired but against which no allowance for credit losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment, the total unpaid principal balance and the related allowance was not significant.
As of March 31, 2020, the amount of loans which were classified as impaired but against which no allowance for credit losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment and the total unpaid principal balance were ¥14,678 million. The related allowance was ¥8,282 million.
The amounts of TDRs which occurred during the years ended March 31, 2019 and 2020 were not significant.
Nonaccrual and past due loans
Loans which are individually evaluated as impaired are also placed on a nonaccrual status. When it is determined to suspend interest accrual as a result of an assessment, any accrued but unpaid interest is reversed. Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.
Loans which have been modified, or are in the process of being modified, through modifications which do not meet the definition of a TDR through application of the interagency guidance referred to above have not been placed on a non-accrual status as of March 31, 2020.
As of March 31, 2019, the amount of loans which were placed on a nonaccrual status was not significant. The amount of loans which were 90 days past due was not significant.
As of March 31, 2020, there were ¥14,658
million of loans which were placed on a nonaccrual status, primarily secured and unsecured corporate loans. The amount of loans which were 90 days past due was not significant.
Once a loan is impaired and placed on a nonaccrual status, interest income is subsequently recognized using the cash basis method.
Credit quality indicators
Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the obligor. Nomura’s risk management framework for such credit risks is based on a risk assessment through an internal rating process, in depth pre-financing
credit analysis of each individual loan and continuous post-financing monitoring of obligor’s creditworthiness.
The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2019 and 2020.

	Millions of yen
	March 31, 2019
	AAA-BBB	BB-CCC	CC-D	Others (1)	Total
Secured loans at banks	¥149,048	¥127,309	¥—	¥54,545	¥330,902
Unsecured loans at banks	233,201	1,500	—	—	234,701
Short-term secured margin loans	—	—	—	334,389	334,389
Unsecured inter-bank money market loans	1,699	—	—	—	1,699
Secured corporate loans	474,305	439,156	—	4,025	917,486
Unsecured corporate loans	16,467	311	—	43,678	60,456

Total	¥874,720	¥568,276	¥—	¥436,637	¥1,879,633

	Millions of yen
	March 31, 2020
	AAA-BBB	BB-CCC	CC-D	Others (1)	Total
Secured loans at banks	¥167,886	¥169,335	¥—	¥52,392	¥389,613
Unsecured loans at banks	130,649	1,453	—	—	132,102
Short-term secured margin loans	—	—	—	296,833	296,833
Unsecured inter-bank money market loans	865	—	—	—	865
Secured corporate loans	689,801	415,742	—	17,537	1,123,080
Unsecured corporate loans	6,176	18,434	—	85,161	109,771

Total	¥995,377	¥604,964	¥—	¥451,923	¥2,052,264

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
The following table presents a definition of each of the internal ratings used in the Nomura Group.

Rating Range	Definition
AAA
Highest credit quality. An obligor or facility has extremely strong capacity to meet its financial commitments. ‘AAA range’ is the highest credit rating assigned by Nomura. Extremely low probability of default.

AA	Very high credit quality category. An obligor or facility has very strong capacity to meet its financial commitments. Very low probability of default but above that of ‘AAA range.’

A
High credit quality category. An obligor or facility has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than those in higher-rated categories. Low probability of default but higher than that of ‘AA range.’

BBB
Good credit quality category. An obligor or facility has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitments. Medium probability of default but higher than that of ‘A range.’

BB
Speculative credit quality category. An obligor or facility is less vulnerable in the near term than other lower-ratings. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the inadequate capacity to meet its financial commitments. Medium to high probability of default but higher than that of ‘BBB range.’

B
Highly speculative credit quality category. An obligor or facility is more vulnerable than those rated ‘BB range’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the issuer’s or obligor’s capacity or willingness to meet its financial commitments. High probability of default—more than that of ‘BB range.’

CCC
Substantial credit risk. An obligor or facility is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments. Strong probability of default—more than that of ‘B range.’

CC	An obligor or facility is currently highly vulnerable to nonpayment (default category).

C	An obligor or facility is currently extremely vulnerable to nonpayment (default category).

D
Failure of an obligor to make payments in full and on time of any financial obligations, markedly disadvantageous modification to a contractual term compared with the existing obligation, bankruptcy filings, administration, receivership, liquidation or other winding-up
or cessation of business of an obligor or other similar situations.

Nomura reviews internal ratings at least once a year by using available credit information of borrowers (obligors) including financial statements and other information. Internal ratings are also reviewed more frequently for high-risk obligors, problematic exposures and upon the occurrence of significant regional or global credit events. As a result of the COVID-19 pandemic, the internal ratings of obligors in particular jurisdictions and sectors impacted by the pandemic were reviewed and updated in March and April 2020.